Related Parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Parties [Line Items]
Underlying securities held in fair value			$ 324,000
Interest income	$ 51
Research and development expenses	800,000		800,000
Chief Executive Officer [Member]
Related Parties [Line Items]
Extended margin, value	208,000		330,000
Underlying securities held in fair value	224,000
Net receivable	$ 16,000		$ 5,000